SCHEDULE OF COST FOR OPERATING LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Operating lease cost		$ 398
Short-term lease cost	1,357	1,168	4,581
Total lease cost	$ 1,357	$ 1,566	$ 4,581